Liquidity and Going Concern (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity and Going Concern (Details) [Line Items]
Net loss	$ 6,392	$ (58,932)	$ (6,594)	$ (5,552)	$ (28,317)	$ (16,181)	$ (59,134)	$ (50,050)
Cash in operations							(13,363)	(24,120)
Accumulated deficit	(455,542)						(455,542)		$ (396,408)
Working capital							6,600
Cash and cash equivalents	$ 6,505			$ 339			$ 6,505	$ 339	894	$ 22,932
BOLT THREADS, INC. [Member]
Liquidity and Going Concern (Details) [Line Items]
Net loss									(57,720)	(51,701)
Cash in operations									(29,225)	(55,879)
Accumulated deficit									(396,408)	(338,688)
Working capital									22,600
Cash and cash equivalents									$ 894	$ 22,932	$ 57,039